Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
December 31, 2021

Dates Covered
Collections Period	12/01/21 - 12/31/21
Interest Accrual Period	12/15/21 - 01/17/22
30/360 Days	30
Actual/360 Days	34
Distribution Date	01/18/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/21	738,580,997.53	35,889
Yield Supplement Overcollateralization Amount 11/30/21	33,027,902.33	0
Receivables Balance 11/30/21	771,608,899.86	35,889
Principal Payments	31,986,792.59	827
Defaulted Receivables	555,049.42	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/21	31,204,201.49	0
Pool Balance at 12/31/21	707,862,856.36	35,038

Pool Statistics	$ Amount	# of Accounts
Pool Factor	63.85%
Prepayment ABS Speed	1.70%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	5,691,274.75	252
Past Due 61-90 days	1,325,411.12	61
Past Due 91-120 days	324,283.48	18
Past Due 121+ days	0.00	0
Total	7,340,969.35	331

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.99%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	285,851.47
Aggregate Net Losses/(Gains) - December 2021	269,197.95
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.42%
Prior Net Losses/(Gains) Ratio	0.35%
Second Prior Net Losses/(Gains) Ratio	0.14%
Third Prior Net Losses/(Gains) Ratio	0.19%
Four Month Average	0.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Overcollateralization Target Amount	8,140,422.85
Actual Overcollateralization	8,140,422.85
Weighted Average Contract Rate	3.57%
Weighted Average Contract Rate, Yield Adjusted	5.76%
Weighted Average Remaining Term	51.46

Flow of Funds	$ Amount
Collections	34,564,165.89
Investment Earnings on Cash Accounts	146.48
Servicing Fee	(643,007.42)
Transfer to Collection Account	0.00
Available Funds	33,921,304.95

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	164,562.95
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,704,459.70
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	16,520,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	8,140,422.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	3,361,991.12

Total Distributions of Available Funds	33,921,304.95

Servicing Fee	643,007.42
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 12/15/21	730,087,316.06
Principal Paid	30,364,882.55
Note Balance @ 01/18/22	699,722,433.51

Class A-1
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2
Note Balance @ 12/15/21	189,917,316.06
Principal Paid	30,364,882.55
Note Balance @ 01/18/22	159,552,433.51
Note Factor @ 01/18/22	43.9538384%

Class A-3
Note Balance @ 12/15/21	390,600,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	390,600,000.00
Note Factor @ 01/18/22	100.0000000%

Class A-4
Note Balance @ 12/15/21	100,020,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	100,020,000.00
Note Factor @ 01/18/22	100.0000000%

Class B
Note Balance @ 12/15/21	33,030,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	33,030,000.00
Note Factor @ 01/18/22	100.0000000%

Class C
Note Balance @ 12/15/21	16,520,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	16,520,000.00
Note Factor @ 01/18/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	194,431.28
Total Principal Paid	30,364,882.55
Total Paid	30,559,313.83

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	26,904.95
Principal Paid	30,364,882.55
Total Paid to A-2 Holders	30,391,787.50

Class A-3
Coupon	0.30000%
Interest Paid	97,650.00
Principal Paid	0.00
Total Paid to A-3 Holders	97,650.00

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1770503
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.6504390
Total Distribution Amount	27.8274893

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0741183
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	83.6498142
Total A-2 Distribution Amount	83.7239325

A-3 Interest Distribution Amount	0.2500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.2500000

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	187.86
Noteholders' Third Priority Principal Distributable Amount	544.05
Noteholders' Principal Distributable Amount	268.09

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/21	5,504,632.16
Investment Earnings	122.12
Investment Earnings Paid	(122.12)
Deposit/(Withdrawal)	-
Balance as of 01/18/22	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,388,709.81	$4,008,743.59	$3,982,566.11
Number of Extensions	198	149	139
Ratio of extensions to Beginning of Period Receivables Balance	0.70%	0.50%	0.48%